Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net (loss) income	$ (31)	$ 71,466
Items that will not be reclassified to net income:
(Loss) gain on marketable securities, at FVTOCI, net of tax $6,059 and ($4,729)	(37,686)	25,948
Items that may be subsequently reclassified to net income:
Unrealized (loss) gain on effective portion of derivative, net of tax $850 and ($246)	(2,907)	526
Total other comprehensive (loss) income	(40,593)	26,474
Total comprehensive (loss) income	(40,624)	97,940
Attributable to:
Equity holders of SSR Mining	(34,214)	95,790
Non-controlling interest	$ (6,410)	$ 2,150